                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07344

Morgan Stanley California Insured Municipal Income Trust
 (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
(Address of principal executive offices)    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
       (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2003

Date of reporting period: April 30, 2003

Item 1. Report to Stockholders

Morgan Stanley California Insured Municipal Income Trust

Letter to the Shareholders ▪ April 30, 2003

Dear Shareholder:

During the six-month period ended April 30, 2003, U.S. economic growth was positive but disappointing. The pattern of the recovery remained uneven with many indicators fluctuating between strength and weakness. The military conflict in Iraq and the ongoing war against terrorism cast a shadow over the economy and the financial markets. The sluggish economy and uncertain geopolitical outlook generally favored bonds and led to lower interest rates throughout the period.

Consumer spending was the best-performing sector of the economy last year. Mortgage refinancing and low auto loan rates helped keep Americans buying. By year-end a growing apprehension about Iraq began to dominate investor sentiment and consumer confidence waned. The most noticeable impact of the evolving war risk was a spike in oil prices that had a dampening effect similar to a tax increase. Confidence was also shaken when unemployment reached an eight-year high. To guard against further downside risks, the Federal Reserve Board lowered the federal funds rate from 1.75 to 1.25 percent in early November. This marked the first change by the central bank in almost a year. Early in 2003, the Bush administration proposed several tax relief measures to bolster the economy. Uncertainty prior to the invasion of Iraq slowed economic activity in March. However, resolution of the conflict prompted the financial markets again to focus on the economic outlook.

Municipal Market Conditions

The yield on the 30-year insured municipal bond index continued to trend lower over the six-month period ended April 30, 2003. The yield declined from a high of 5.10 percent in November 2002 to a low of 4.70 percent in April. Throughout the period, the municipal yield curve was at or near its steepest level in 25 years. The pickup along the yield curve for extending maturities from one to 30 years was 350 basis points on April 30, 2003.

The ratio of municipal yields as a percentage of U.S. Treasury yields is used to gauge the relative value of municipals. In October 2002 the ratio of 30-year insured municipal bond yields to 30-year Treasuries moved above 100 percent, remaining there through the first quarter of 2003. In April the ratio fell to 99 percent as the Treasury flight-to-quality rally subsided. This still-high ratio indicated that municipals were relatively cheaper than Treasuries.

The President's tax proposals, which included elimination of taxation on dividend income and acceleration of a reduction in tax brackets, affected the municipal market. The tax-exempt bond market reacted to potential tax-reform risk by adjusting the relationship of tax-exempt issues to taxables.

Long-term municipal volume, as reported in The Bond Buyer, increased to a record $357 billion in 2002 as state and local governments took advantage of lower interest rates to meet cash flow needs and refinance outstanding debt. In the first four months of 2003, new-issue volume reached a record

Morgan Stanley California Insured Municipal Income Trust

Letter to the Shareholders ▪ April 30, 2003 continued

$113 billion, 21 percent above last year's level. We expect this pace to continue throughout the year as budgetary problems force states and municipalities to borrow. California's share of national volume increased to 19 percent.

Performance

The net asset value (NAV) of Morgan Stanley California Insured Municipal Income Trust (IIC) increased from $15.00 to $15.21 per share for the six months ended April 30, 2003. Based on this change plus reinvestment of tax-free dividends totaling $0.45 per share, the Trust's total NAV return was 4.62 percent. IIC's price on the New York Stock Exchange (NYSE) increased from $14.38 to $14.68 per share during the same period. Based on this change plus reinvestment of tax-free dividends, IIC's total market value return was 5.33 percent. On April 30, 2003, IIC's market price was at a 3.48 percent discount to its NAV.

Monthly dividends for the second quarter of 2003 declared in March were unchanged at $0.075 per share. The dividend reflects the level of the Trust's undistributed net investment income and projected earnings. The Trust's level of undistributed net investment income was $0.148 per share on April 30, 2003, versus $0.161 per share six months earlier. Past performance is no guarantee of future results.

Portfolio Structure

The Trust's total net assets of $250 million, including outstanding Auction Rate Preferred Shares (ARPS), were diversified among 10 long-term sectors and 53 credits. Issues in four essential service sectors: general obligation, water and sewer, municipal electric and transportation accounted for 61 percent of the long-term portfolio.

Importantly, the Trust has avoided bonds secured by tobacco settlement payments. Many states, including California, have issued bonds backed by their entitlement to revenues from the Master Settlement Agreement with tobacco companies. A class action judgment against Philip Morris, a major participant in the agreement, has created uncertainty about the company's ability to meet its obligations.

At the end of April the portfolio's average maturity was 19 years. IIC's duration, a measure of sensitivity to interest rate changes, was 7.7 years. The accompanying charts provide current information on the portfolio's credit enhancements, maturity distribution and sector concentrations. Optional redemption provisions by year of the call and respective cost (book) yields are also charted.

The Trust's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust

Morgan Stanley California Insured Municipal Income Trust

Letter to the Shareholders ▪ April 30, 2003 continued

may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions. During the six-month period ended April 30, 2003 the Trust purchased and retired 81,500 shares of common stock at a weighted average market discount of 5.27 percent.

The Impact of Leveraging

As discussed in previous reports, the total income available for distribution to common shareholders includes incremental income provided by the Trust's outstanding ARPS. ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to two years. Incremental income to common shareholders depends on two factors. The first factor is the amount of ARPS outstanding, while the second is the spread between the portfolio's cost yield and ARPS expenses (ARPS auction rate and expenses). The greater the spread and the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

Current earnings continued to benefit from lower short-term borrowing costs of ARPS. During the six-month period, ARPS leverage contributed approximately $0.08 per share to common share earnings. IIC has four ARPS series totaling $65 million and representing 26 percent of total net assets. Two series are currently two-year auctions maturing in July 2004 and January 2005, yielding 2.22 percent and 1.43 percent, respectively. The yield on IIC's weekly ARPS series ranged between 0.70 and 1.70 percent.

We appreciate your ongoing support of Morgan Stanley California Insured Municipal Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,

Charles A. Fiumefreddo Chairman of the Board	Mitchell M. Merin President

Morgan Stanley California Insured Municipal Income Trust

Letter to the Shareholders ▪ April 30, 2003 continued

Morgan Stanley California Insured Municipal Income Trust

Letter to the Shareholders ▪ April 30, 2003 continued

Morgan Stanley California Insured Municipal Income Trust

Portfolio of Investments ▪ April 30, 2003 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	California Tax-Exempt Municipal Bonds (129.7%)
	General Obligation (19.5%)
$8,000	California, Various Purpose Dtd 04/01/93 (FSA)	5.50%		04/01/19	$8,287,280
5,000	Coast Community College District, Ser 2003A (MBIA) (WI)	5.00		08/01/27	5,158,350
3,000	Los Angeles Community College District, Election 2001 Ser A (MBIA)	5.00		06/01/26	3,083,490
	Los Angeles Unified School District,
4,000	2003 Ser A (MBIA)	5.25		07/01/19	4,379,160
3,000	2003 Ser A (MBIA)	5.00		01/01/28	3,091,500
2,000	North Orange County Community College District, Election of 2002 Ser A (MBIA)	5.375		08/01/21	2,192,120
	San Diego Unified School District,
3,000	Election 1998 Ser C (FSA)	5.00		07/01/23	3,141,120
2,000	Election 1998 Ser D (FGIC)	5.25		07/01/23	2,148,260
3,000	Election 1998 Ser B (MBIA)	5.00		07/01/25	3,081,600
1,285	Tahoe Truckee Unified School District No 1, 2001 Refg (MBIA)	5.50		08/01/19	1,486,848
34,285					36,049,728
	Educational Facilities Revenue (2.9%)
3,000	California Educational Facilities Authority, Pepperdine University Refg Ser 2003 A (FGIC)	5.00		09/01/33	3,080,880
2,000	California State University, Ser 2003 A (FGIC)	5.25		11/01/21	2,164,980
5,000					5,245,860
	Electric Revenue (17.6%)
8,000	California Department of Water Resources, Power Supply Ser 2002 A (Ambac)	5.375		05/01/18	8,835,999
4,000	Los Angeles Department of Water & Power, 2001 Ser A (FSA)	5.25		07/01/21	4,279,120
4,000	Modesto Irrigation District, Ser 2001 A COPs (FSA)	5.00		07/01/26	4,110,200
8,000	M-S-R Public Power Agency, San Juan Refg Ser F (Ambac)	6.00		07/01/20	8,219,920
	Sacramento Municipal Utility District,
4,000	Refg 1993 Ser D (MBIA)	9.47	‡	11/15/15	4,325,280
610	Refg 1994 Ser I (MBIA)	6.00		01/01/24	638,884
2,150	Turlock Irrigation District, Refg 1998 Ser A (MBIA)	5.00		01/01/26	2,197,537
30,760					32,606,940

See Notes to Financial Statements

Morgan Stanley California Insured Municipal Income Trust

Portfolio of Investments ▪ April 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Hospital Revenue (4.6%)
$3,000	California Health Facilities Financing Authority, Children's Hospital - San Diego Ser 1993 (MBIA)	5.75%		07/01/23	$3,080,400
4,000	California Statewide Communities Development Authority, Sharp Health Care COPs (MBIA)	6.00		08/15/24	4,288,880
1,000	Marysville, Fremont - Rideout Health Refg Ser 1993 A (Ambac)	5.55		01/01/13	1,044,370
8,000					8,413,650
	Mortgage Revenue – Single Family (4.5%)
5,000	California Department of Veterans Affairs, Home Purchase 2002 Ser A (Ambac)	5.35		12/01/27	5,226,550
3,000	California Housing Financing Agency, Home 1996 Ser E (AMT) (MBIA)	6.05		08/01/15	3,135,330
8,000					8,361,880
	Public Facilities Revenue (18.7%)
7,000	Beverly Hills Public Financing Authority, 1993 Refg Ser A (MBIA)	9.792	‡	06/01/15	7,334,600
6,000	California Public Works Board, Corrections Refg 1993 Ser B (MBIA)	5.50		12/01/12	6,262,020
5,000	Modesto, Community Center, Refg 1993 Ser A COPs (Ambac)	5.00		11/01/23	5,346,350
2,000	Sacramento Financing Authority, City Hall 2002 Ser A (FSA)	5.00		12/01/32	2,055,120
5,000	San Francisco Redevelopment Agency, George R Moscone Convention Center Refg Ser 2002 (FSA)	5.25		07/01/18	5,445,900
8,000	San Jose Financing Authority, Civic Center Ser 2002B (Ambac)	5.00		06/01/37	8,168,400
33,000					34,612,390
	Tax Allocation Revenue (15.4%)
	Burbank Public Financing Authority,
1,300	Golden State Redevelopment 2003 Ser A (Ambac)	5.25		12/01/22	1,401,803
1,500	Golden State Redevelopment 2003 Ser A (Ambac)	5.25		12/01/23	1,610,865
2,000	La Quinta Redevelopment Agency, Area No 1 Ser 2002 (Ambac)	5.00		09/01/22	2,111,580
1,070	Long Beach Bond Finance Authority, Downtown, North Long Beach, Poly High and West Beach 2002 Ser A (Ambac)	5.375		08/01/18	1,185,400
3,000	Long Beach Financing Authority, Ser 1992 (Ambac)	6.00		11/01/17	3,648,000
5,000	Orange Redevelopment Agency, Southwest Refg Issue of 1993 A (Ambac)	5.70		10/01/23	5,160,600
5,000	Port Hueneme Redevelopment Agency, Central Community 1993 Refg (Ambac)	5.50		05/01/23	5,116,100

See Notes to Financial Statements

Morgan Stanley California Insured Municipal Income Trust

Portfolio of Investments ▪ April 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$5,000	Poway Redevelopment Agency, Paguay Sub Refg Ser 1993 (FGIC)	5.50%	12/15/23	$5,221,000
3,000	Riverside Redevelopment Agency, Merged Refg 1993 Ser A (MBIA)	5.625	08/01/23	3,069,990
26,870				28,525,338
	Transportation Facilities Revenue (21.5%)
5,000	Long Beach Harbor, Ser 1995 (AMT) (MBIA)	5.25	05/15/25	5,076,150
5,000	Los Angeles County Metropolitan Transportation Authority, Sales Tax Ser 2000 A (FGIC)	5.25	07/01/30	5,253,199
5,000	Los Angeles Harbor Department, 2001 Ser A (Ambac)	5.00	08/01/25	5,153,000
	Port of Oakland,
3,000	2000 Ser K (AMT) (FGIC)	5.875	11/01/17	3,320,910
3,000	Refg Ser N (AMT) (MBIA)	5.00	11/01/22	3,084,540
5,000	San Francisco Airports Commission, San Francisco Int'l Airport Refg Issue 27A (AMT) (MBIA)	5.25	05/01/26	5,101,450
	San Francisco Bay Area Rapid Transit District,
1,255	Sales Tax Ser 1995 (FGIC)	5.50	07/01/20	1,358,663
3,000	Sales Tax Ser 1998 (Ambac)	5.00	07/01/28	3,063,210
2,000	San Joaquin Hills Transportation Corridor Agency, Toll Road Refg Ser 1997 A (MBIA)	5.25	01/15/30	2,100,420
4,000	San Jose, Airport Ser 2001 A (FGIC)	5.00	03/01/25	4,111,960
2,000	Puerto Rico Highway & Transportation Authority, 2003 Ser G (FGIC)	5.25	07/01/20	2,184,360
38,255				39,807,862
	Water & Sewer Revenue (19.8%)
3,000	California Department of Water Resources, Central Valley Ser Y (FGIC)	5.25	12/01/19	3,282,540
5,060	Contra Costa Water District, Refg Ser L (FSA)	5.00	10/01/20	5,355,909
3,000	East Bay Municipal Utility District, Water Ser 2001 (MBIA)	5.00	06/01/26	3,082,200
5,000	Eastern Municipal Water District, Ser 1993 A COPs (FGIC)	5.25	07/01/23	5,130,950
3,000	Oceanside, Water 1993 Refg COPs (Ambac)	5.70	08/01/14	3,091,500
3,000	Sacramento Financing Authority, Water & Cap Impr 2001 Ser A (Ambac)	5.00	12/01/26	3,082,200
	San Francisco Public Utilities Commission,
3,000	Clean Water Refg 2003 Ser A (MBIA)	5.25	10/01/17	3,327,810
5,000	Water Refg Ser A 2001 (FSA)	5.00	11/01/31	5,125,300
5,000	Santa Maria, Local Water & Refg Ser 1993 COPs (FGIC)	5.50	08/01/21	5,116,050
35,060				36,594,459

See Notes to Financial Statements

Morgan Stanley California Insured Municipal Income Trust

Portfolio of Investments ▪ April 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Refunded (5.2%)
$6,000	Southern California Public Power Authority, 1993 Ser A (FGIC) (ETM)	9.27	‡%	07/01/17	$6,307,680
3,000	Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM)	5.50		10/01/32	3,298,740
9,000					9,606,420
228,230	Total California Tax-Exempt Municipal Bonds (Cost $228,463,095)				239,824,527
	California Tax-Exempt Short-Term Municipal Obligation (0.8%)
1,500	California Health Facilities Financing Authority, Adventist/West 1998 Ser B (MBIA) (Demand 05/01/03) (Cost $1,500,000)	1.30	*	09/01/28	1,500,000
$229,730	Total Investments (Cost $229,963,095) (a) (b)			130.5%	241,324,527
	Other Assets in Excess of Liabilities			4.7	8,632,237
	Preferred Shares of Beneficial Interest			(35.2)	(65,070,082)
	Net Assets Applicable to Common Shareholders			100.0%	$184,886,682

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.
AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
ETM	Escrowed to maturity.
WI	Security purchased on a when-issued basis.
‡	Current coupon rate for residual interest bond. This rate resets periodically as the auction rate on the related short-term security fluctuates.
*	Current coupon of variable rate demand obligation.
(a)	Securities have been designated as collateral in an amount equal to $5,112,250 in connection with the purchase of a when-issued security.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $11,373,000 and the aggregate gross unrealized depreciation is $11,568, resulting in net unrealized appreciation of $11,361,432.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.

See Notes to Financial Statements

Morgan Stanley California Insured Municipal Income Trust

Financial Statements

Statement of Assets and Liabilities

April 30, 2003 (unaudited)

Assets:
Investments in securities, at value (cost $229,963,095)	$241,324,527
Cash	163,819
Receivable for:
Investments sold	9,265,972
Interest	4,121,419
Prepaid expenses	362,315
Total Assets	255,238,052
Liabilities:
Payable for:
Investment purchased	5,112,250
Investment management fee	78,715
Accrued expenses	90,323
Total Liabilities	5,281,288
Preferred shares of beneficial interest, (at liquidation value) (1,000,000 shares authorized of non-participating $.01 par value, 1,300 shares outstanding)	65,070,082
Net Assets Applicable to Common Shareholders	$184,886,682
Composition of Net Assets Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares authorized of $.01 par value, 12,156,762 shares outstanding)	$172,035,455
Net unrealized appreciation	11,361,432
Accumulated undistributed net investment income	1,797,665
Accumulated net realized loss	(307,870)
Net Assets Applicable to Common Shareholders	$184,886,682
Net Asset Value Per Common Share ($184,886,682 divided by 12,156,762 common shares outstanding)	$15.21

See Notes to Financial Statements

Morgan Stanley California Insured Municipal Income Trust

Financial Statements continued

Statement of Operations

For the six months ended April 30, 2003 (unaudited)

Net Investment Income:
Interest Income	$6,503,402
Expenses
Investment management fee	431,465
Auction commission fees	120,543
Professional fees	28,396
Transfer agent fees and expenses	25,136
Auction agent fees	16,702
Shareholder reports and notices	11,966
Trustees' fees and expenses	10,821
Registration fees	8,877
Custodian fees	6,679
Other	21,249
Total Expenses	681,834
Less: expense offset	(6,655)
Net Expenses	675,179
Net Investment Income	5,828,223
Net Realized and Unrealized Gain:
Net realized gain	1,766,161
Net change in unrealized appreciation	907,001
Net Gain	2,673,162
Dividends to preferred shareholders from net investment income	(509,176)
Net Increase	$7,992,209

See Notes to Financial Statements

Morgan Stanley California Insured Municipal Income Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2003	FOR THE YEAR ENDED OCTOBER 31, 2002
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$5,828,223	$12,264,187
Net realized gain	1,766,161	1,419,406
Net change in unrealized appreciation	907,001	(3,232,558)
Dividends to preferred shareholders from net investment income	(509,176)	(1,394,328)
Net Increase	7,992,209	9,056,707
Dividends to common shareholders from net investment income	(5,487,129)	(10,016,991)
Decrease from transactions in common shares of beneficial interest	(1,156,843)	(263,346)
Net Increase (Decrease)	1,348,237	(1,223,630)
Net Assets Applicable to Common Shareholders:
Beginning of period	183,538,445	184,762,075
End of Period (Including accumulated undistributed net investment income of $1,797,665 and $1,965,747, respectively)	$184,886,682	$183,538,445

See Notes to Financial Statements

Morgan Stanley California Insured Municipal Income Trust

Notes to Financial Statements ▪ April 30, 2003 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley California Insured Municipal Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from both federal and California income taxes. The Trust was organized as a Massachusetts business trust on November 2, 1992 and commenced operations on February 26, 1993.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless the Trustees determine that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Trust is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Trust as unrealized gains and losses. Upon closing of the contract, the Trust realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley California Insured Municipal Income Trust

Notes to Financial Statements ▪ April 30, 2003 (unaudited) continued

D.   Federal Income Tax Policy — It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Trust pays a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets including preferred shares.

3.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2003 aggregated $56,724,622 and $56,048,610, respectively. Included in the aforementioned transactions are purchases of $11,836,991 with other Morgan Stanley Funds.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Trust's transfer agent. At April 30, 2003, the Trust had transfer agent fees and expenses payable of approximately $4,900.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 2003 included in Trustees'

Morgan Stanley California Insured Municipal Income Trust

Notes to Financial Statements ▪ April 30, 2003 (unaudited) continued

fees and expenses in the Statement of Operations amounted to $3,034. At April 30, 2003, the Trust had an accrued pension liability of $48,152 which is included in accrued expenses in the Statement of Assets and Liabilities.

4.   Preferred Shares of Beneficial Interest

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series 1 through 4 Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.

SERIES	SHARES*	AMOUNT IN THOUSANDS*	RATE*	RESET DATE	RANGE OF DIVIDEND RATES**
1	200	$10,000	0.95%	05/05/03	0.70%
2	400	20,000	1.43	01/10/05	0.80— 1.70
3	500	25,000	2.22	07/12/04	2.22
4	200	10,000	0.90	05/05/03	0.80— 1.70

*	As of April 30, 2003.
**	For the six months ended April 30, 2003.

Subsequent to April 30, 2003 and up through June 6, 2003 the Trust paid dividends to Series 1 through 4 at rates ranging from 0.75% to 2.22% in the aggregate amount of $158,648.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

Morgan Stanley California Insured Municipal Income Trust

Notes to Financial Statements ▪ April 30, 2003 (unaudited) continued

5.   Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	SHARES	PAR VALUE	CAPITAL PAID IN EXCESS OF PAR VALUE
Balance, October 31, 2001	12,256,462	$122,564	$173,333,080
Treasury shares purchased and retired (weighted average discount 4.20%)*	(18,200)	(182)	(263,164)
Balance, October 31, 2002	12,238,262	122,382	173,069,916
Treasury shares purchased and retired (weighted average discount 5.27%)*	(81,500)	(815)	(1,156,028)
Balance, April 30, 2003	12,156,762	$121,567	$171,913,888

*	The Trustees have voted to retire the shares purchased.

6.   Federal Income Tax Status

At October 31, 2002, the Trust had a net capital loss carryover of approximately $2,074,000, to offset future capital gains to the extent provided by regulations, available through October 31 of the following years:

AMOUNT IN THOUSANDS
2003	2004
$1,795	$279

As of October 31, 2002, the Trust had temporary book/tax differences primarily attributable to book amortization of discount of debt securities.

7.   Dividends to Common Shareholders

On March 25, 2003, the Trust declared the following dividends from net investment income:

AMOUNT PER SHARE	RECORD DATE	PAYABLE DATE
$0.075	May 9, 2003	May 23, 2003
$0.075	June 6, 2003	June 20, 2003

Morgan Stanley California Insured Municipal Income Trust

Notes to Financial Statements ▪ April 30, 2003 (unaudited) continued

8.   Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

9.   Risks Relating to Certain Financial Instruments

The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At April 30, 2003, the Trust held positions in residual interest bonds having a total value of $17,967,560, which represents 9.7% of the Trust's net assets applicable to common shareholders.

To hedge against adverse interest rate changes, the Trust may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the value of the underlying securities.

At April 30, 2003, the Trust had no outstanding futures contracts.

Morgan Stanley California Insured Municipal Income Trust

Financial Highlights

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED APRIL 30, 2003		FOR THE YEAR ENDED OCTOBER 31,
			2002		2001	2000		1999		1998
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period.	$15.00		$15.07		$14.28	$13.51		$15.00		$14.27
Income (loss) from investment operations:
Net investment income*	0.48		1.00		0.97	0.95		0.94		0.94
Net realized and unrealized gain (loss)	0.21		(0.14)		0.79	0.77		(1.52)		0.72
Common share equivalent of dividends paid to preferred shareholders*	(0.04)		(0.11)		(0.19)	(0.20)		(0.17)		(0.19)
Total income (loss) from investment operations	0.65		0.75		1.57	1.52		(0.75)		1.47
Less dividends from net investment income	(0.45)		(0.82)		(0.78)	(0.78)		(0.75)		(0.75)
Anti-dilutive effect of acquiring treasury shares*	0.01		0.00		0.00	0.03		0.01		0.01
Net asset value, end of period.	$15.21		$15.00		$15.07	$14.28		$13.51		$15.00
Market value, end of period	$14.68		$14.38		$14.57	$13.25		$12.50		$14.438
Total Return†	5.33	% (1)	4.41%		16.08%	12.61%		(8.69)%		13.88%
Ratios to Average Net Assets of Common Shareholders:
Total expenses (before expense offset)	0.75	% (2)(3)	0.74	% (3)	0.75%	0.77	% (3)	0.75	%(3)	0.74	% (3)
Net investment income before preferred stock dividends	6.41	% (2)	6.75%		6.57%	6.85%		6.41%		6.39%
Preferred stock dividends	0.56	% (2)	0.77%		1.29%	1.42%		1.18%		1.26%
Net investment income available to common shareholders	5.85	% (2)	5.98%		5.28%	5.43%		5.23%		5.13%
Supplemental Data:
Net assets applicable to common shareholders, end of period, in thousands	$184,887		$183,538		$184,762	$175,681		$171,465		$192,289
Asset coverage on preferred shares at end of period	384%		382%		384%	369%		363%		395%
Portfolio turnover rate	23	% (1)	16%		16%	11%		5%		5%

*	The per share amounts were computed using an average number of common shares outstanding during the period.
†	Total return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1)	Not annualized.
(2)	Annualized.
(3)	Does not reflect the effect of expense offset of 0.01%.

See Notes to Financial Statements

(This page has been left blank intentionally.)

Item 9 - Controls and Procedures

    The Trust's chief executive officer and chief financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to siginficant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10b Exhibits
A separate certification for each principal executive officer and principal financial officer of the registrant as required are attached hereto as part of EX-99.CERT.

Items 2 - 8 and Item 10a are not applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Insured Municipal Income Trust

Ronald E. Robison
Principal Executive Officer
June 20, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
June 20, 2003

Francis Smith
Principal Financial Officer
June 20, 2003

                                       2

                                                                    EXHIBIT B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

                  1. I have reviewed this report on Form N-CSR of Morgan Stanley
California Insured Municipal Income Trust;

                  2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a
                     material fact necessary to make the statements made, in
                     light of the circumstances under which such statements
                     were made, not misleading with respect to the period
                     covered by this report;

                  3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly
                     present in all material respects the financial condition,
                     results of operations, changes in net assets, and cash
                     flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and
                     for, the periods presented in this report;

                  4. The registrant's other certifying officers and I are
                     responsible for establishing and maintaining disclosure
                     controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

                  a) designed such disclosure controls and procedures to ensure that material information relating to the registrant,
                     including its consolidated subsidiaries, is made known to
                     us by others within those entities, particularly during the period in which this report is being prepared;

                  b) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior
                     to the filing date of this report (the "Evaluation Date");
                     and

                                           3

                  c) presented in this report our conclusions about the
                     effectiveness of the disclosure controls and procedures
                     based on our evaluation as of the Evaluation Date;

                  5. The registrant's other certifying officers and I have
                     disclosed, based on our most recent evaluation, to the
                     registrant's auditors and the audit committee of the
                     registrant's board of directors (or persons performing the equivalent functions):

                  a) all significant deficiencies in the design or operation of internal controls which could adversely affect the
                     registrant's ability to record, process, summarize, and
                     report financial data and have identified for the
                     registrant's auditors any material weaknesses in internal
                     controls; and

                  b) any fraud, whether or not material, that involves
                     management or other employees who have a significant role
                     in the registrant's internal controls; and

                  6. The registrant's other certifying officers and I have
                     indicated in this report whether or not there were
                     significant changes in internal controls or in other
                     factors that could significantly affect internal controls
                     subsequent to the date of our most recent evaluation,
                     including any corrective actions with regard to significant deficiencies and material weaknesses.

                  Date: June 20, 2003

                                                     Ronald E. Robison

                                                     Principal Executive Officer

                                       4

                                                                     EXHIBIT B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

                  1. I have reviewed this report on Form N-CSR of Morgan Stanley
California Insured Municipal Income Trust;

                  2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a
                     material fact necessary to make the statements made, in
                     light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

                  3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly
                     present in all material respects the financial condition,
                     results of operations, changes in net assets, and cash
                     flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and
                     for, the periods presented in this report;

                  4. The registrant's other certifying officers and I are
                     responsible for establishing and maintaining disclosure
                     controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

                 (i)   designed such disclosure controls and procedures to
                       ensure that material information relating to the
                       registrant, including its consolidated subsidiaries, is
                       made known to us by others within those entities,
                       particularly during the period in which this report is
                       being prepared;

                 (ii)  evaluated the effectiveness of the registrant's
                       disclosure controls and procedures as of a date within 90
                       days prior to the filing date of this report (the
                       "Evaluation Date"); and

                 (iii) presented in this report our conclusions about the
                       effectiveness of the disclosure controls and procedures
                       based on our evaluation as of the Evaluation Date;

                  5. The registrant's other certifying officers and I have
                     disclosed, based on our most recent evaluation, to the
                     registrant's auditors and the audit committee of the
                     registrant's board of directors (or persons performing the equivalent functions):

                                               5

                  a) all significant deficiencies in the design or operation of internal controls which could adversely affect the
                     registrant's ability to record, process, summarize, and
                     report financial data and have identified for the
                     registrant's auditors any material weaknesses in internal
                     controls; and

                  b) any fraud, whether or not material, that involves
                     management or other employees who have a significant role
                     in the registrant's internal controls; and

                  6. The registrant's other certifying officers and I have
                     indicated in this report whether or not there were
                     significant changes in internal controls or in other
                     factors that could significantly affect internal controls
                     subsequent to the date of our most recent evaluation,
                     including any corrective actions with regard to significant deficiencies and material weaknesses.

                  Date: June 20, 2003

                                                        Francis Smith

                                                        Principal Financial Officer

                                           6

                           SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley California Insured Municipal Income Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended April 30, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of
         operations of the Issuer.

Date: June 20, 2003                                  Ronald E. Robison
                                                     Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley California Insured Municipal Income Trust and will be retained by Morgan Stanley California Insured Municipal Income Trust and
furnished to the Securities and Exchange Commission or its staff upon request.

                                          7

                           SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley California Insured Municipal Income Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended April 30, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of
         operations of the Issuer.

Date: June 20, 2003                                     Francis Smith
                                                        Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley California Insured Municipal Income Trust and will be retained by Morgan Stanley California Insured Municipal Income Trust and
furnished to the Securities and Exchange Commission or its staff upon request.

                                     8